Financial Risk Management (Details) - Schedule of Effective Interest Rates as at the Reporting Date - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Assets
Total, Cash and bank balances	$ 675,781	$ 50,536	$ 199,554	$ 1,691,426
Total, Trade receivables		580,582
Total, Other receivables	17,354	2,039,517
Total, Loan receivables	17,354	6,902,000
Total, Other assets	215	1,695,707
Total, Due from an associated company		476,815
Total, Due from the former group companies		5,339,834
Total Financial Assets	693,350	17,084,991
Financial Liabilities
Total, Trade and other liabilities	926,669	698,493
Total, Derivative financial instruments	1,449,000
Total, Warrant liabilities	11,980
Total, Convertible promissory notes	11,144,000	1,677,178
Total Financial Liabilities	$ 13,531,649	$ 2,375,671
Weighted average effective interest rate [Member]
Financial Assets
Weighted average effective interest rate, Cash and bank balances	2.18%	0.56%
Weighted average effective interest rate, Loan receivables		5.00%
Weighted average effective interest rate, Due from an associated company	5.00%	5.00%
Weighted average effective interest rate, Due from the former group companies	5.00%	5.00%
Financial Liabilities
Weighted average effective interest rate, Trade and other liabilities		8.00%
Weighted average effective interest rate, Convertible promissory notes	12.00%
Floating interest rate [Member]
Financial Assets
Floating interest rate, Cash and bank balances	$ 282,022	$ 405
Floating interest rate, Trade receivables
Floating interest rate, Other receivables
Floating interest rate, Loan receivables
Floating interest rate, Other assets
Floating interest rate, Due from an associated company
Floating interest rate, Due from the former group companies
Floating interest rate, Total Financial Assets	282,022	405
Financial Liabilities
Floating interest rate, Trade and other liabilities
Floating interest rate, Convertible promissory notes
Floating interest rate, Total Financial Liabilities
Fixed interest rate [member]
Financial Assets
Fixed interest rate, Cash and bank balances
Fixed interest rate, Trade receivables
Fixed interest rate, Other receivables
Fixed interest rate, Loan receivables		6,902,000
Fixed interest rate, Other assets
Fixed interest rate, Due from an associated company		476,815
Fixed interest rate, Due from the former group companies		5,339,834
Fixed interest rate, Total Financial Assets		12,718,649
Financial Liabilities
Fixed interest rate, Trade and other liabilities
Fixed interest rate, Convertible promissory notes	11,144,000
Fixed interest rate, Total Financial Liabilities	11,144,000
Non-interest bearing [Member]
Financial Assets
Non-interest bearing, Cash and bank balances	393,759	50,131
Non-interest bearing, Trade receivables		580,582
Non-interest bearing, Other receivables		2,039,517
Non-interest bearing, Loan receivables	17,354
Non-interest bearing, Other assets	215	1,695,707
Non-interest bearing, Due from an associated company
Non-interest bearing, Due from the former group companies
Non-interest bearing, Total Financial Assets	411,328	4,365,937
Financial Liabilities
Non-interest bearing, Trade and other liabilities	926,669	698,493
Non-interest bearing, Derivative financial instruments	1,449,000
Non-interest bearing, Warrant liabilities	11,980
Non-interest bearing, Convertible promissory notes		1,677,178
Non-interest bearing, Total Financial Liabilities	$ 2,387,649	$ 2,375,671